ASIA SMALL CAP FUND
                             CHINA & HONG KONG FUND
                               MAINLAND CHINA FUND
                              WIRED INDEX(TM) FUND
                             WIRELESS WORLD FUND(TM)
                           INTERNET.com INDEX(TM) FUND


                  (Series of Guinness Flight Investment Funds)


     Supplement Dated September 19, 2000 to Prospectus Dated April 28, 2000

         On September 18, 2000, the name "Guinness Flight Investment Funds" was changed to "Investec Funds".